Earnout Shares	3 Months Ended
Mar. 31, 2023
Earnout Shares
Earnout Shares

Note 14 — Earnout Shares

During the five year period after the Closing (“Earnout Period”), eligible GSH Equity Holders and Employee Option Holders are entitled to receive up to 20,000,000 Earnout Shares. Additionally, and pursuant the Sponsor Support Agreement, the Sponsor surrendered 1,886,378 DHHC Class B Shares for the contingent right to receive Earnout Shares. All Earnout Shares issuable to GSH Equity Holders, Employee Option Holders and the Sponsors are subject to the same Triggering Events (defined below).

On the date when the VWAP of one share of the UHG Class A Common Shares quoted on the NASDAQ has been greater than or equal to $12.50, $15.00, $17.50 (“Triggering Event I,” “Triggering Event II,” and “Triggering Event III,” respectively, and together the “Triggering Events”) for any twenty trading days within any thirty consecutive trading day period within the Earnout Period, the eligible GSH Equity Holders, Employee Option Holders, and the Sponsors will receive Earnout Shares distributed on a pro-rata basis. For Triggering Event I and Triggering Event II, 37.5% of Earnout Shares will be released and following the achievement of Triggering Event III, 25.0% of Earnout Shares will be released.

As discussed in Note 3 — Summary of significant accounting policies, there are two units of account within the Earnout Shares depending on the Earnout Holder. If the Earnout Holder is either a GSH Equity Holder or Sponsor, the instrument will be accounted for as a derivative liability. If the Earnout Holder is an Employee Option Holder, the instrument will be accounted for as an equity classified award. The following table summarizes the number of Earnout Shares allocated to each unit of account as of March 31, 2023:

	Triggering Event I	Triggering Event II	Triggering Event III
Derivative liability	8,059,386	8,059,386	5,372,923
Stock compensation	148,006	148,006	98,671
Total Earnout Shares	8,207,392	8,207,392	5,471,594

As of March 30, 2023, the fair value of the Earnout Shares was $12.10 per share issuable upon Triggering Event I, $11.16 per share issuable upon Triggering Event II and $10.19 per share issuable upon Triggering Event III.

As of March 31, 2023, the fair value of the Earnout Shares was $20.81 per share issuable upon Triggering Event I, $20.77 per share issuable upon Triggering Event II and $20.57 per share issuable upon Triggering Event III.

The preliminary estimated fair value of the Earnout Shares was determined as of March 30, 2023 (the “Grant Date”) and the period end date of March 31, 2023, using a Monte Carlo simulation using a distribution of potential outcomes on a daily basis over the Earnout Period. The assumptions used in the valuation of these instruments, using the most reliable information available, include:

Inputs	March 31, 2023	March 30, 2023
Current stock price	$20.80	$12.68
Stock price targets	$12.50, $15.00, $17.50	$12.50, $15.00, $17.50
Expected life (in years)	5.0	5.0
Earnout period (in years)	4.75	4.75
Risk-free interest rate	3.69%	3.75%
Expected volatility	40%	40%
Expected dividend yield	—%	—%

The change in the fair value of the Earnout Shares between March 30, 2023 and March 31, 2023 was primarily attributable to the increase in the current stock price of the Company from $12.68 as of March 30, 2023 to $20.80 as of March 31, 2023.

As none of the earnout Triggering Events have occurred as of March 31, 2023, no shares have been distributed.